Revenue - Disaggregation of Revenue (Details) - License - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total License revenue	$ 1,507,000	$ 242,000	$ 0
United Kingdom
Disaggregation of Revenue [Line Items]
Total License revenue	0	242,000	0
United States
Disaggregation of Revenue [Line Items]
Total License revenue	$ 1,507,000	$ 0	$ 0